STOCK BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options
Outstanding at beginning	14,810	14,810
Outstanding at ending	14,810	14,810	14,810
Vested and exercisable at ending	14,810	14,810
Weighted-average Exercise Price
Outstanding at beginning	$ 22.4	$ 22.4
Outstanding at ending	22.4	22.4	$ 22.4
Vested and exercisable at ending	$ 22.4	$ 22.4
Weighted-average Remaining Contractual Life
Outstanding at ending	3 years 2 months 12 days	4 years 2 months 12 days	5 years 2 months 12 days
Vested and exercisable at ending	3 years 2 months 12 days	4 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at ending	$ 194,310
Intrinsic value of exercisable	288,000
Share-based compensation expense	768,923	$ 659,077
Unrecognized compensation cost	0
Maximum
Aggregate Intrinsic Value
Share-based compensation expense	$ 1,000	$ 1,000